Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10. Commitments and Contingencies
Leases
The Company’s commitments under its leases are described in Note 11.

License and Supply Agreements
License Agreement with Massachusetts Institute of Technology
In December 2015, the Company entered into an exclusive patent license agreement with the Massachusetts Institute of Technology (“MIT”) (the “MIT Agreement”). The MIT Agreement replaced a May 2013 exclusive agreement with MIT. Under the MIT Agreement, the Company received an exclusive license under the licensed patent rights to develop, manufacture and commercialize any products related to certain intracellular delivery methods that were developed at MIT.
As of September 30, 2020 and December 31, 2019, the Company had liabilities of $1.5 million and $1.4 million, respectively, for amounts owed to MIT under the sublicense terms of the MIT Agreement, of which $0.8 million and $0.7 million, respectively, were included within accrued expenses (see Note 6) and of which $0.7 million and $0.7 million, respectively, were included in other liabilities
(non-current).
During the three months ended September 30, 2020 and 2019, the Company recognized research and development expense under the sublicense terms of the agreement of $0 and $0.1 million, respectively. During the nine months ended September 30, 2020 and 2019, the Company recognized research and development expense under the sublicense terms of the agreement of $0 and $0.6 million, respectively.
License Agreement with Erytech
In June 2019, the Company entered into a license agreement with Erytech Pharma S.A. (“Erytech”), a French biopharmaceutical company developing therapies for severe forms of cancer and orphan diseases. Under the agreement, the Company received an exclusive worldwide license to develop red blood cell-based antigen-specific immune modulating therapies and has the right to grant sublicenses of its rights.
During the nine months ended September 30, 2019, the Company paid the upfront fee of $1.0 million under the agreement and recorded this amount as a research and development expense in its consolidated statement of operations and comprehensive loss. As of September 30, 2020 and December 31, 2019, the Company had not made any additional payments and had not accrued for any contingent payments payable under the agreement as there were no development, regulatory or sales milestones that were probable of being achieved.
Manufacturing Services Agreements
During the years ended December 31, 2019 and 2018, the Company entered into agreements with a contract manufacturing organization to provide manufacturing services related to its product candidates as it began to prepare for a future clinical trial. The Company had no non-cancelable
purchase commitments as of September 30, 2020 and December 31, 2019 under these agreements, as amended.
401(k) Plan
The Company sponsors a 401(k) defined contribution benefit plan (the “401(k) Plan”), which covers all employees who meet certain eligibility requirements as defined in the 401(k) Plan and allows participants to defer a portion of their annual compensation on a pre-tax
basis. Contributions to the 401(k) Plan may be made at the discretion of management. For each of the three months ended September 30, 2020 and 2019, the Company contributed less than $0.1 million to the 401(k) Plan. For the nine months ended September 30, 2020 and 2019, the Company contributed $0.3 million and $0.2 million, respectively, to the 401(k) Plan.
Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to its vendors, lessors, contract research organizations, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with its executive officers and members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnification agreements and is not currently aware of any indemnification claims.

Legal Proceedings
The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.

12. Commitments and Contingencies
Leases
The Company’s commitments under its leases are described in Note 13.

License and Supply Agreements
License Agreement with Massachusetts Institute of Technology
In December 2015, the Company entered into an exclusive patent license agreement with the Massachusetts Institute of Technology (“MIT”) (the “MIT Agreement”). The MIT Agreement replaced a May 2013 exclusive agreement with MIT. Under the MIT Agreement, the Company received an exclusive license under the licensed patent rights to develop, manufacture and commercialize any products related to certain intracellular delivery methods that were developed at MIT.
Under the MIT Agreement, the Company also has the right to grant sublicenses of its rights during an exclusivity period that commences on the effective date of the MIT Agreement and expires on the date upon which all issued patents under the agreement have expired and all filed patent applications for the defined patent rights have been abandoned. Such sublicenses may extend past the expiration date of the exclusivity period; however, the exclusivity of such sublicenses expires at the end of the exclusivity period. During the exclusivity period, MIT may not grant any other license in the Company’s field of use under the licensed patent rights in the MIT Agreement, except that MIT may grant licenses under the agreement to specified parties.
The Company is obligated to use diligent efforts to develop licensed products or licensed processes, to hire a specified number of employees to support the development effort to bring the licensed product or licensed process to commercialization, and to expend a minimum amount in the low single-digit millions annually that must be spent in support of this effort for the term of the MIT Agreement. There are also terms included in the MIT Agreement that require the Company to (i) reach certain thresholds of sublicense income within five years from the date of the amended effective date of the agreement or (ii) expend a minimum amount in the mid single-digit millions within five years on at least one fully funded project towards the development of a licensed product or licensed process. If the Company fails to meet these requirements, MIT may treat such failure as a material breach.
Under the MIT Agreement, the Company is obligated to pay nonrefundable annual license maintenance fees of less than $0.1 million, which may be credited against royalties subsequently due on net sales of licensed products earned in the same calendar year, if any. In addition, the Company is obligated to make aggregate milestone payments to MIT of up to $1.8 million upon the achievement of specified milestones with respect to each licensed product, consisting of up to $0.8 million of development milestone payments and up to $1.0 million of regulatory milestone payments. The Company is also obligated to pay royalties of a low single-digit percentage to MIT based on (i) the Company’s, and any of its affiliates’ and sublicensees’, net sales of licensed products in the research field and (ii) the Company’s, and any of its affiliates’, net sales of licensed products in the therapeutic field. With respect to licensed products or licensed processes leased or sold by a sublicensee, the Company is required to pay MIT royalties equal to the lesser of a low single-digit percentage of each sublicensees’ net sales or a mid double-digit percentage of any royalty owed to the Company under a relevant sublicense agreement. The Company is also required to pay MIT a mid-teens
percentage of any other sublicense income that the Company receives from sublicensees. The Company is also responsible for all costs related to the amendment, prosecution and maintenance of the licensed patent rights.
The license granted by MIT to the Company is an exclusive license for the period from the effective date of the MIT Agreement through the date upon which all issued patents under the agreement have expired and all filed patent applications for the defined patent rights have been abandoned. MIT has the right to terminate the agreement if the Company fails to pay amounts when due or otherwise materially breaches the agreement and fails to cure such nonpayment or breach within specified cure periods or in the event the Company ceases to carry on its business related to the agreement. In the event of a termination due to the Company’s breach caused by a failure to meet its diligence requirements for a specified field, but where the Company has fulfilled its obligations with respect to a different specified field, MIT may not terminate the agreement with respect to the different specified field. MIT may immediately terminate the agreement if the Company or any of its affiliates brings specified patent challenges against MIT or assists others in bringing a patent challenge against MIT. The Company has the right to terminate the agreement for its convenience at any time on six months’ prior written notice to MIT and payment of all amounts due to MIT through the date of termination.

During the year ended December 31, 2018, the Company made a payment to MIT of $0.9 million under a settlement agreement negotiated in 2018 related to 2017 sublicensee income. As of December 31, 2018 and 2019, the Company had accrued $2.0 million and $1.4 million for amounts owed to MIT under the sublicense terms of the MIT Agreement (see Note 6). During the years ended December 31, 2018 and 2019, the Company recognized research and development expense under the sublicense terms of the agreement of $2.8 million and $0.8 million, respectively.
License Agreement with Erytech
In June 2019, the Company entered into a license agreement with Erytech Pharma S.A. (“Erytech”), a French biopharmaceutical company developing therapies for severe forms of cancer and orphan diseases. Under the agreement, the Company received an exclusive worldwide license to develop red blood cell-based antigen-specific immune modulating therapies and has the right to grant sublicenses of its rights.
Under the agreement, the Company paid an upfront fee of $1.0 million and is obligated to make aggregate milestone payments of up to $6.0 million upon the achievement of specified milestones, consisting of up to $1.0 million of development milestone payments and up to $5.0 million of regulatory milestone payments, for the first licensed product to achieve the specified milestones and payments of up to $50.0 million upon the achievement of specified sales milestones for all licensed products successfully developed under this agreement for each indication. In addition, the Company is obligated to pay tiered royalties ranging in the low single-digit percentages of annual net sales for each licensed product or licensed indication sold by the Company or its affiliates. Royalties will be paid by the Company on a licensed product-by-licensed
product,
indication-by-indication
and
country-by-country
basis beginning on the first commercial sale of such licensed product for such indication in such country until expiration of the last valid patent claim covering such licensed product in such country. With respect to licensed products sublicensed to third parties, the Company is required to pay a low single-digits to low double-digits percentage of any sublicense income that it receives from sublicensees. The Company is also responsible for all costs related to the amendment, prosecution and maintenance of the licensed patent rights.
The Company has the right to terminate the agreement, in whole or on a country-by-country
basis, upon 60 days’ notice to Erytech.
During the year ended December 31, 2019, the Company paid the upfront fee of $1.0 million and recorded this amount as a research and development expense in its consolidated statement of operations and comprehensive loss. As of December 31, 2019, the Company had not made any additional payments and had not accrued for any contingent payments as there were no development, regulatory or sales milestones that were probable of being achieved.
Manufacturing Services Agreements
During the years ended December 31, 2018 and 2019, the Company entered into agreements with a contract manufacturing organization to provide manufacturing services related to its product candidates as it began to prepare for a future clinical trial. As of December 31, 2018, the Company had non-cancelable
purchase commitments under these agreements totaling $0.4 million consisting of minimum cancellation fees. The Company had no non-cancelable
purchase commitments as of December 31, 2019.
401(k) Plan
The Company sponsors a 401(k) defined contribution benefit plan (the “401(k) Plan”), which covers all employees who meet certain eligibility requirements as defined in the 401(k) Plan and allows participants to defer a portion of their annual compensation on a pre-tax
basis. Contributions to the 401(k) Plan may be made at the discretion of management. For the years ended December 31, 2018 and 2019, the Company contributed $0.2 million and $0.3 million, respectively, to the 401(k) Plan.

Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to its vendors, lessors, contract research organizations, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnifications and is not currently aware of any indemnification claims.
Legal Proceedings
The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.